Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	11.40%	11.00%
Consumer - Housing loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	11.40%	10.30%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 6,072	¥ 6,104
Concentration risk , percentage	75.00%	78.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 965	¥ 849